Basis of Presentation	12 Months Ended
Sep. 30, 2018
Basis of Presentation [Abstract]
Basis of Presentation
1.	Basis of Presentation:

The accompanying consolidated financial statements include the accounts of Castor Maritime Inc. (“Castor”) and its wholly owned subsidiary, Spetses Shipping Co. (“Spetses”), collectively the “Company”. Castor was incorporated on September 11, 2017 under the laws of the Marshall Islands and Spetses was incorporated under the laws of the Marshall Islands on December 13, 2016. Spetses owns the Magic P, a 76,453 DWT, 2004 built, Panamax, drybulk vessel, which was acquired on February 21, 2017. The Company is engaged in the ocean transportation of dry bulk cargoes worldwide through the ownership and operation of the bulk carrier vessel.  Castor is controlled by Thalassa Investment Co. S.A. (“Thalassa”), an entity registered in the Liberia, which as of September 30, 2017 and September 30, 2018, held the majority of the Company's common shares and 100% of the Series B preferred shares and, accordingly, could control the outcome of matters on which stockholders are entitled to vote.  Thalassa is wholly-owned and controlled by Petros Panagiotidis, the Company's Chairman, Chief Executive Officer and Chief Financial Officer.

On September 22, 2017, Castor entered into a share exchange agreement (“Exchange Agreement”) with the shareholders of Spetses to acquire all of the outstanding common shares of Spetses in exchange for Castor issuing (i) 2,400,000 of common shares proportionally to the then shareholders of Spetses, (ii) 12,000 of Series B preferred shares to Thalassa, the then controlling shareholder of Spetses, and (iii) 480,000 of 9.75% Series A cumulative redeemable perpetual preferred shares to the then shareholders of Spetses excluding Thalassa, all at par value of $0.001. As the Exchange Agreement included the issuance of Preferred Shares, being a new and additional class of shares these have been recorded at fair value. As further discussed in Note 7, the Company also recorded deemed contribution of $2.7 million representing the fair value of the 9.75% Series A cumulative redeemable perpetual preferred shares. The Series B preferred shares were deemed to have a fair value of zero as they have no rights to dividends, do not have redemption/call rights and do not have any redemption features or a liquidation preference. Following the completion of the exchange, Spetses became a wholly owned subsidiary of Castor.  Prior to the date of the Exchange Agreement, the 100% of Castor's issued and outstanding common shares was held by Thalassa, and Thalassa also held 52% of the issued and outstanding common shares of Spetses.

As the transaction involved companies under common control, the transaction was accounted at the entities’ historical carrying amounts and in accordance with ASC 805-50-45 whereby the Company's consolidated financial statements present the results of operations for the period in which the transfer occurred as though the transfer of net assets and exchange of equity interests had occurred on the date Spetses was incorporated and as if Spetses was from its date of incorporation a consolidated subsidiary of the Company.  Results of operations and cash flows for the period December 13, 2016 to September 30, 2017 comprises those of the previously separate entities combined from the date of their incorporation to the date the transfer was completed and those of the combined operations and cash flows from that date to the end of the period. Hence the first reporting period of these consolidated financial statements was from December 13, 2016, the date Spetses was incorporated, to September 30, 2017 being the Company's first reporting period and the period from October 1, 2017 to September 30, 2018 is the second fiscal year of the consolidated financial statements.

For the period from December 13, 2016 to September 30, 2017, two charterers individually accounted for more than 10% of the Company's revenues, while for the year ended September 30, 2018 there were three charterers, as follows:

	September 30, 2017	September 30, 2018
Charterer	% of Company's revenue	% of Company's revenue
A	81%	52%
B	16%	24%
C		17%